EQUITY (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Treasury stock, shares					568,620		568,620
Dividends, Common Stock, Cash	$ 5,008	$ 7,065	$ 5,446	$ 5,008	$ 7,875	$ 4,563
Common Stock, Dividends, Per Share, Declared	$ 0.34	$ 0.48	$ 0.37	$ 0.34	$ 0.535	$ 0.31